Exhibit 99.1

Nissan Auto Receivables 2017-A

Collection Period	31-Oct-17	30/360 Days	30	Collection Period Start	1-Oct-17
Distribution Date	15-Nov-17	Actual/360 Days	30	Collection Period End	31-Oct-17
				Prior Month Settlement Date	16-Oct-17
				Current Month Settlement Date	15-Nov-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,112,068,200.74	886,356,063.48	854,409,783.33	0.820233
Yield Supplement Overcollaterization		70,401,532.33	50,127,909.30	47,482,551.40
Total Adjusted Pool Balance		1,041,666,668.41	836,228,154.18	806,927,231.93
Total Adjusted Securities		1,041,666,668.41	836,228,154.18	806,927,231.93	0.774650
Class A-1 Notes	1.00000%	233,000,000.00	27,561,485.77	0.00	0.000000
Class A-2a Notes	1.47000%	266,000,000.00	266,000,000.00	264,662,745.37	0.994973
Class A-2b Notes	1.29889%	80,000,000.00	80,000,000.00	79,597,818.15	0.994973
Class A-3 Notes	1.74000%	332,000,000.00	332,000,000.00	332,000,000.00	1.000000
Class A-4 Notes	2.11000%	89,000,000.00	89,000,000.00	89,000,000.00	1.000000
Certificates	0.00000%	41,666,668.41	41,666,668.41	41,666,668.41	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	27,561,485.77	22,967.90	118.2896385	0.0985747
Class A-2a Notes	1,337,254.63	325,850.00	5.0272731	1.2250000
Class A-2b Notes	402,181.85	86,592.67	5.0272731	1.0824084
Class A-3 Notes	0.00	481,400.00	—	1.4500000
Class A-4 Notes	0.00	156,491.67	—	1.7583334
Certificates	0.00	0.00	—	—

Total Securities	29,300,922.25	1,073,302.24

Nissan Auto Receivables 2017-A

I. COLLECTIONS

Interest:
Interest Collections		1,498,491.59
Repurchased Loan Proceeds Related to Interest		0.00

Total Interest Collections		1,498,491.59
Principal:
Principal Collections		30,825,753.55
Repurchased Loan Proceeds Related to Principal		0.00

Total Principal Collections		30,825,753.55
Recoveries of Defaulted Receivables		310,304.91

Total Collections		32,634,550.05

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	46,157	836,228,154.18
Total Principal Payment		29,300,922.25

	45,452	806,927,231.93

III. DISTRIBUTIONS

Total Collections		32,634,550.05
Reserve Account Draw		0.00
Total Available for Distribution		32,634,550.05
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		738,630.05
Servicing Fee Paid		738,630.05
Servicing Fee Shortfall		0.00

Nissan Auto Receivables 2017-A

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	22,967.90
Class A-1 Notes Monthly Interest Paid	22,967.90
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	325,850.00
Class A-2a Notes Monthly Interest Paid	325,850.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	86,592.67
Class A-2b Notes Monthly Interest Paid	86,592.67
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	481,400.00
Class A-3 Notes Monthly Interest Paid	481,400.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-A

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	156,491.67
Class A-4 Notes Monthly Interest Paid	156,491.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	1,073,302.24
Total Note Monthly Interest Paid	1,073,302.24
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	30,822,617.76
4. Total Monthly Principal Paid on the Notes	29,300,922.25
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	29,300,922.25
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,521,695.51
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,521,695.51

Nissan Auto Receivables 2017-A

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,166.68
Beginning Reserve Account Balance	2,604,166.68
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,166.68
Required Reserve Account Amount for Next Period	2,604,166.68

VI. POOL STATISTICS

Weighted Average Coupon	2.02%
Weighted Average Remaining Maturity	46.79

	Amount	Number
Principal on Defaulted Receivables	1,120,526.60	51
Principal Recoveries of Defaulted Receivables	310,304.91

Monthly Net Losses	810,221.69
Pool Balance at Beginning of Collection Period	886,356,063.48
Net Loss Ratio for Third Preceding Collection Period	0.37%
Net Loss Ratio for Second Preceding Collection Period	0.80%
Net Loss Ratio for Preceding Collection Period	0.36%
Net Loss Ratio for Current Collection Period	1.10%
Four-Month Average Net Loss Ratio	0.66%
Cumulative Net Losses for all Periods	3,616,425.55

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,599,723.49	227	0.54%
61-90 Days Delinquent	1,068,278.36	56	0.13%
91-120 Days Delinquent	270,359.94	15	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,938,361.79	298	0.70%

Nissan Auto Receivables 2017-A

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.12%	0.12%
Delinquency Ratio for Second Preceding Collection Period	0.15%	0.13%
Delinquency Ratio for Preceding Collection Period	0.18%	0.16%
Delinquency Ratio for Current Collection Period	0.16%	0.16%
Four-Month Average Delinquency Ratio	0.15%	0.14%
60 Day Delinquent Receivables	1,391,459.84
Delinquency Percentage	0.16%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO